UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charger:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	John Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 West 141st Terrace, Suite 119 Leawood, KS 66224
Registrant's telephone number, including area code:	(800) 527-9525
Date of fiscal year end:	July 31st
Date of reporting period	January 31st

Item #1.  Reports to Stockholders.

CONTENTS:

Sherwood Forest Long/Short Fund

SHERWOOD FOREST LONG/SHORT FUND SCHEDULE OF INVESTMENTS January 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	EXCHANGE-TRADED FUNDS	44.39%

	COMMODITY	6.51%
22,300	PowerShares DB Agriculture Fund*		764,667
12,600	PowerShares DB Commodity Index Tracking Fund*		359,478
36,700	PowerShares DB Oil Fund*		1,066,869
			2,191,014

	EQUITY SECTORS	23.36%
25,900	SPDR KBW Regional Banking ETF		676,767
6,300	Market Vectors Agribusiness ETF		347,508
26,400	Technology Select Sector SPDR Fund		686,136
10,300	SPDR Metals & Mining ETF		710,391
12,900	SPDR S&P Oil & Gas Exploration & Produciton ETF		732,075
18,700	PowerShares QQQ		1,047,574
21,900	Utilities Select Sector SPDR Fund		694,668
2,600	Oil Services HOLDRS Trust		400,166
32,200	Semiconductor HOLDRs Trust		1,108,002
15,200	Energy Select Sector SPDR Fund		1,111,880
9,500	Industrial Select Sector SPDR Fund		344,280
			7,859,447

	INTERNATIONAL EQUITY	4.18%
11,900	Ishares MSCI EAFE Index Fund		707,336
17,900	Market Vectors Russia ETF		699,711
			1,407,047

	LARGE CAP	10.34%
13,500	SPDR S&P 500 ETF Trust		1,737,045
14,700	SPDR Dow Jones Industrial Average ETF Trust		1,743,420
			3,480,465

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost: $14,755,292)	44.39%	14,937,973

	CASH & CASH EQUIVALENTS	52.79%
17,761,691	Federated Treasury Obligations Fund 0.01% **		17,761,691
	(Cost: $17,761,691)

	TOTAL INVESTMENTS:
	(Cost: $32,516,983)	97.18%	32,699,664
	Other assets (liabilities), net	2.82%	948,698
	NET ASSETS	100.00%	$ 33,648,362

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund's related statement of assets and liabilities.)
** Effective 7 day yield as of January 31, 2011.

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (unaudited)
ASSETS
Investments at fair value (identified cost of $32,516,983) (Note 1)	$ 32,699,664
Receivable for securities sold	11,439,422
Receivable for capital stock sold	235,749
Interest receivable	99
Dividends receivable	2,924
Prepaid expenses	39,785
TOTAL ASSETS	44,417,643

LIABILITIES
Payable for securities purchased	10,146,250
Payable for capital stock redeemed	593,736
Accrued investment management fees	22,467
Accrued 12b-1 fees	2,282
Accrued administration, accounting and transfer agent fees	4,546
TOTAL LIABILITIES	10,769,281

NET ASSETS	$ 33,648,362
Net Assets Consist of :
Paid-in-capital applicable to 1,210,939 no par value shares of beneficial interest outstanding	$ 31,458,135
Accumulated net investment income (loss)	(96,424)
Accumulated net realized gain (loss) on investments	2,103,970
Net unrealized appreciation (depreciation) of investments	182,681
Net Assets	$ 33,648,362

NET ASSET VALUE PER SHARE
Class A
($691,110 / 24,982 shares outstanding)	$ 27.66

MAXIMUM OFFERING PRICE PER SHARE ($27.66 X 100/94.25)	$ 29.35
PRICE PER SHARE INCLUDING DSC FEE OF 2% ($27.66 X .98)	$ 27.11
Class C
($2,298,573 / 84,135 shares outstanding)	$ 27.32

PRICE PER SHARE INCLUDING DSC FEE OF 2% ($27.32 X .98)	$ 26.77
Class I
($18,166,488 / 651,674 shares outstanding)	$ 27.88
Class P
($12,492,191 / 450,148 shares outstanding)	$ 27.75

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF OPERATIONS
Six months ended January 31, 2011 (unaudited)
INVESTMENT INCOME
Dividend	$ 175,332
Interest	1,380
Total investment income	176,712
EXPENSES
Investment management fees (Note 2)	151,268
Rule 12b-1and servicing fees (Note 2)
Class A	677
Class C	11,875
Class P	10,970
Recordkeeping and administrative services (Note 2)	21,177
Accounting fees	15,127
Custody fees	7,889
Transfer agent fees (Note 2)	13,456
Professional fees	15,798
Filing and registration fees (Note 2)	10,436
Trustee fees	2,785
Compliance fees	7,317
Shareholder services and reports (Note 2)	20,520
Other	16,010
Total expenses	305,305
Management fee waivers (Note 2)	(32,169)
Net expenses	273,136
Net investment income (loss)	(96,424)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	2,983,130
Net increase (decrease) in unrealized appreciation (depreciation) of investments	54,419
Net realized and unrealized gain (loss) on investments	3,037,549
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,941,125

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six months ended July 31, 2010 (unaudited)	Year ended July 31, 2010
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (96,424)	$ (243,285)
Net realized gain (loss) on investments	2,983,130	(224,250)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	54,419	(197,750)
Increase (decrease) in net assets from operations	2,941,125	(665,285)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	-	(6,133)
Class C	-	(71,267)
Class I	-	(593,535)
Class P	-	(146,895)
Return of capital
Class A	-	(1,250)
Class C	-	(14,520)
Class I	-	(120,927)
Class P	-	(29,928)
Decrease in net assets from distributions	-	(984,455)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	328,803	311,741
Class C	33,301	1,911,700
Class I	2,486,245	10,405,719
Class P	11,318,744	5,890,305
Distributions reinvested
Class A	-	7,116
Class C	-	84,177
Class I	-	714,462
Class P	-	168,763
Shares redeemed
Class A	(8,116)	(101)
Class C	(317,182)	(118,909)
Class I	(4,513,845)	(3,018,915)
Class P	(4,254,187)	(1,547,633)
Increase (decrease) in net assets from capital stock transactions	5,073,763	14,808,425

NET ASSETS
Increase (decrease) during period	8,014,888	13,158,685
Beginning of period	25,633,474	12,474,789
End of period (including accumulated net investment income (loss) of $(96,424) and $-, respectively)	$ 33,648,362	$ 25,633,474

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
			Class A Shares
	Six Months Ended January 31, 2011 (1) (unaudited)		Year Ended July 31, 2010 (1)		Period June 11, 2009 to July 31, 2009* (1)

Net asset value, beginning of period	$24.99		$26.60		$25.62
Investment activities
Net investment income (loss)	(0.10)		(0.30)		(0.06)
Net realized and unrealized gain (loss)
on investments	2.77		(0.24)		1.04
Total from investment activities	2.67		(0.54)		0.98
Distributions
Net realized gain	-		(0.89)		-
Return of capital	-		(0.18)		-
Total distributions	-		(1.07)		-

Net asset value, end of period	$27.66		$24.99		$26.60

Total Return	10.68%	***	(2.17%)	**	3.83%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	**	1.90%	**	1.90%	**
Net investment income (loss)	(0.73%)	**	(1.23%)	**	(1.84%)	**
Portfolio turnover rate	975%		2121%		1286%
Net assets, end of year (000's)	$ 691		$ 311		$ 7

*Commencement of operations was June 11, 2009 for Class A.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.21% for the six months ended January 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for rhe period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
			Class C Shares
	Six months ended January 31, 2011(1) (unausited)		Year ended July 31, 2010(1)		Period May 14, 2009 to July 31, 2009*(1)

Net asset value, beginning of period	$ 24.77		$ 26.58		$ 25.81
Investment activities
Net investment income (loss)	(0.19)		(0.51)		(0.14)
Net realized and unrealized gain (loss)
on investments	2.74		(0.23)		0.91
Total from investment activities	2.55		(0.74)		0.77
Distributions
Net realized gain	-		(0.89)
Return of capital	-		(0.18)		-
Total distributions	-		(1.07)		-

Net asset value, end of period	$ 27.32		$ 24.77		$ 26.58

Total Return	10.29%	***	(2.94%)	**	2.98%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	2.65%	**	2.65%	**	2.65%	**
Net investment income (loss)	(1.48%)	**	(1.98%)	**	(2.61%)	**
Portfolio turnover rate	975%		2121%		1286%
Net assets, end of period (000's)	$ 2,299		$ 2,351		$ 656
*Commencement of operations was May 14, 2009 for Class C.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.21% for the six months ended January 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for rhe period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
			Class I Shares
	Six months ended January 31, 2011(1) (unaudited)		Year ended July 31, 2010(1)		Period February 13, 2009 to July 31, 2009*(1)
Net asset value, beginning of period	$ 25.15		$ 26.71		$ 25.00
Investment activities
Net investment income (loss)	(0.06)		(0.26)		(0.16)
Net realized and unrealized gain (loss) on investments	2.79		(0.23)		1.87
Total from investment activities	2.73		(0.49)		1.71
Distributions
Net realized gain	-		(0.89)
Return of capital	-		(0.18)		-
Total distributions	-		(1.07)		-

Net asset value, end of period	$ 27.88		$ 25.15		$ 26.71

Total Return	10.85%	***	(1.97%)	**	6.84%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.65%	**	1.65%	**	1.65%	**
Net investment income (loss)	(0.48%)	**	(0.98%)	**	(1.33%)	**
Portfolio turnover rate	975%		2121%		1286%
Net assets, end of period (000's)	$ 18,166		$ 18,300		$ 11,336
*Commencement of operations was February 13, 2009 for Class I.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.21% for the six months ended January 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for rhe period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
			Class P Shares
	Six months ended January 31, 2011(1) (unaudited)		Year ended July 31, 2010(1)		Period March 25, 2009 to July 31, 2009*(1)
Net asset value, beginning of period	$ 25.07		$ 26.69		$ 24.69
Investment activities
Net investment income (loss)	(0.10)		(0.32)		(0.16)
Net realized and unrealized gain (loss) on investments	2.78		(0.23)		2.16
Total from investment activities	2.68		(0.55)		2.00
Distributions
Net realized gain	-		(0.89)		-
Return of capital	-		(0.18)		-
Total distributions	-		(1.07)		-

Net asset value, end of period	$ 27.75		$ 25.07		$ 26.69

Total Return	10.34%	***	(2.20%)	**	8.10%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	**	1.90%	**	1.90%	**
Net investment income (loss)	(0.73%)	**	(1.23%)	**	(1.73%)	**
Portfolio turnover rate	975%		2121%		1286%
Net assets, end of period (000's)	$ 12,492		$ 4,672		$ 476
*Commencement of operations was March 25, 2009 for Class P.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.21% for the six months ended January 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for rhe period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Sherwood Forest Long/Short Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations February 13, 2009 as a series of WFT.  The Fund currently offers four classes of shares:  Class A, Class C, Class I and Class P.  Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds (“ETFs”) which represent general asset classes, including:  both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. Dollar.  An ETF is a portfolio of investments designed to track a particular market segment or underlying index and may be structured as an open-end investment company, a partnership or a grantor trust.

    The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

    The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 14,937,973	$-	$-	$ 14,937,973
Cash & Cash Equivalents	17,761,691	-	-	17,761,691
	$ 32,699,664	$-	$-	$ 32,699,664

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry. The Fund held no Level 3 securities at any time during the six months.

There were no transfers into Levels 2 or 3 during the six months.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Master Limited Partnership Securities

Through its investments in ETFs, the Fund has made certain investments in master limited partnerships (“MLPs”).  It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1s.  For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2008 and the current year), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the six months ended January 31, 2011, there were no reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers four classes of shares.  Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days.  Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more.  Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.  Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Sherwood Capital Management, LLC (“Adviser”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the six months ended January 31, 2011, the Adviser earned $151,268 and waived $32,169 in advisory fees.  As of January 31, 2011, the Adviser was due $22,467 from the Fund.

In the interest of limiting the operating expenses of the Fund, the Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2011 so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of Class I and 1.90% of Class P shares’ average net assets.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of January 31, 2011 was $167,577 which expires as follows:

Expiring	Amount
July 31, 2012	$ 42,431
July 31, 2013	92,977
July 31, 2014	32,169
$167,577

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A and Class P average daily net assets and 1.00% per annum on the Fund’s Class C average daily net assets.  For the six months ended January 31, 2011, there were $677, $11,875 and $10,970 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the six months ended January 31, 2011, FDCC received $2,546from the sale of Fund shares.   In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Class A and Class C share redemptions occurring within two years of purchase.  Shares redeemed subject to a DSC will receive a lower redemption value per share.  For the six months ended January 31, 2011, FDCC received $6,228 of DSC fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $21,177 for its services for the six months ended January 31, 2011.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $13,456 for its services for the six months ended January 31, 2011.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $15,127 for its services for the six months ended January 31, 2011.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended January 31, 2011 aggregated $198,998,153 and $202,400,761, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

    The tax character of distributions paid during the six months ended January 31, 2011 and for the year ended July 31, 2010 was as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
Distributions paid from:
Ordinary income	$ -	$817,830
Return of capital	-	166,625
Total distributions	$ -	$984,455

As of January 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Six months ended	Year ended
	January 31, 2011 (unaudited)	July 31, 2010
Accumulated net investment income (loss	$ (96,424)	-
Accumulated Net realized gain (loss on investments	2,103,970	-
Unrealized appreciation (depreciation)	182,681	(750,898)
	$ 2,190,227	$ (750,898)

The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses; the tax treatment of certain positions, including partnerships and grantor trusts; and the deferral of post-October losses of $313,043.

Cost of securities for Federal Income tax purposes is $32,516,983 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 228,721
Gross unrealized depreciation	(46,040)
Net unrealized appreciation (depreciation)	$ 182,681

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares Six months ended January 31, 2011 (unaudited)		Class C Shares Six months ended January 31, 2011 (unaudited)		Class I Shares Six months ended January 31, 2011 (unaudited)		Class P Shares Six months ended January 31, 2011 (unaudited)
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	12,840	$328,803	1,326	$133,301	93,882	$2,486,245	426,480	$11,318,744
Shares reinvested	-	-	-	-	-	-	-	-
Shares redeemed	(298)	(8,116)	(12,092)	(317,182)	(169,888)	(4,513,845)	(162,676)	(4,254,187)
Net increase (decrease)	12,542	$320,687	(10,766)	$(283,881)	(76,006)	$(2,027,600)	263,805	$7,064,557
	Class A Shares Year ended July 31, 2010		Class C Shares Year ended July 31, 2010		Class I Shares Year ended July 31, 2009		Class P Shares Year ended July 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	11,905	$311,741	71,592	$1,911,700	391,557	$10,405,719	222,203	$5,890,305
Shares reinvested	275	7,116	3,266	84,177	27,479	714,462	6,501	168,763
Shares redeemed	(4)	(101)	(4,614)	(118,909)	(115,833)	(3,018,915)	(60,197)	(1,547,633)
Net increase (decrease)	12,176	$318,756	70,244	$1,876,968	303,203	$ 8,101,266	168,507	$4,511,435

SUPPLEMENTAL INFORMATON (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHERWOOD FOREST LONG/SHORT FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.    This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2010 and held for the six months ended January 31, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 through January 31, 2011
Actual	$1,000	$1,106.84	$10.09
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.65

Class C Shares	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 through January 31, 2011
Actual	$1,000	$ 1,102.95	$14.05
Hypothetical (5% return before expenses)	$1,000	$1,011.75	$13.44

Class I Shares	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 through January 31, 2011
Actual	$1,000	$1,108.55	$8.77
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.39

Class P Shares	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 through January 31, 2011
Actual	$1,000	$1,103.38	$10.07
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.65

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C, 1.65% for Class I and 1.90% for Class P shares, multiplied by the average account value for each class for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Sherwood Forest Capital Management, LLC 1649 Brandywine Drive Charlottesville, Virginia 22901

Distributor:
First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd. 800 Westpoint Parkway, Suite 1100 Westlake, Ohio 44145

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Sherwood Forest Long/ Short Fund’s Transfer Agent:
Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

SHERWOOD FOREST LONG/SHORT FUND
A series of The World Funds Trust A “Series” Investment Company

For the Six Months Ended January 31, 2011 (unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END   MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's  principal executive and principal financial officers, or persons performing  similar  functions,  have concluded that the registrant's disclosure  controls  and  procedures  (as  defined in Rule  30a-3(c)  under the Investment   Company  Act  of  1940,   as  amended  (the  "1940  Act")  (17  CFR 270.30a-3(c))  are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure  required by this  paragraph,  based on their  evaluation  of these  controls and  procedures  required by Rule 30a-3(b)
under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the  Securities  Exchange  Act of 1934,  as  amended  (17 CFR  240.13a-15(b)  or 240.15d- 15(b)).

(b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d))  that occurred during the registrant's  last fiscal half-year (the registrant's  second fiscal  half-year in the case of an annual report) that has materially  affected,   or  is  reasonably  likely  to  materially  affect,  the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): World Funds Trust

By:   /s/ John Pasco, III
      ---------------------
    John Pasco, III
        Principal Executive Officer

Date: April 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: April 11, 2011